SEPARATION FROM DOWDUPONT Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net sales	$ 11,944	$ 12,634	$ 12,789	$ 12,237	$ 12,061	$ 10,991	$ 10,554	$ 10,124	$ 49,604	$ 43,730	$ 36,264
Cost of sales	10,098	10,456	10,540	9,980	10,322	8,979	8,703	8,346	41,074	36,350	30,053
Research and development expenses									800	803	746
Selling, general and administrative expenses									1,782	1,795	1,800
Amortization of intangibles									469	400	316
Restructuring, goodwill impairment and asset related charges - net	46	48	40	87	2,634	117	(12)	0	221	2,739	579
Integration and separation costs	380	313	262	224	263	290	136	109	1,179	798	349
Equity in earnings of nonconsolidated affiliates									555	394	187
Sundry income (expense) - net									96	(154)	517
Interest income									82	66	75
Interest expense and amortization of debt discount									1,063	914	827
Provision (credit) for income taxes on continuing operations									809	1,524	(218)
Income from discontinued operations, net of tax	432	$ 335	$ 554	$ 514	737	$ 296	$ 548	$ 301	1,835	1,882	2,926
Consolidated Balance Sheet [Abstract]
Trade (net of allowance for doubtful receivables - 2018: $42; 2017: $59)	5,646				5,386				5,646	5,386
Other	3,389				4,208				3,389	4,208
Inventories	6,899				6,045				6,899	6,045
Other current assets	712				510				712	510
Investment in nonconsolidated affiliates	3,320				3,107				3,320	3,107	2,974
Other investments	2,646				2,507				2,646	2,507
Noncurrent receivables	360				543				360	543
Net property	21,418				21,584				21,418	21,584	20,161
Goodwill	9,846				9,833				9,846	9,833	7,541
Other intangible assets	4,225				4,729				4,225	4,729
Deferred income tax assets	1,779				1,114				1,779	1,114
Deferred charges and other assets	735				814				735	814
Total Assets					85,852					85,852
Notes payable	298				481				298	481
Long-term debt due within one year	338				748				338	748
Trade	4,456				4,004				4,456	4,004
Other	2,479				2,463				2,479	2,463
Income taxes payable	557				487				557	487
Accrued and other current liabilities	2,931				3,389				2,931	3,389
Long-term debt	19,253				19,757				19,253	19,757
Deferred income tax liabilities	501				27				501	27
Pension and other postretirement benefits - noncurrent	8,926				10,494				8,926	10,494
Other noncurrent obligations	4,709				5,193				4,709	5,193
Discontinued Operations [Member]
Income Statement [Abstract]
Net sales									12,187	12,337	11,894
Cost of sales									7,668	7,769	7,615
Research and development expenses									761	854	848
Selling, general and administrative expenses									1,108	1,143	1,152
Amortization of intangibles									249	255	228
Restructuring, goodwill impairment and asset related charges - net									411	376	16
Integration and separation costs									0	18	0
Equity in earnings of nonconsolidated affiliates									400	372	254
Sundry income (expense) - net									(13)	245	862
Interest income									26	40	33
Interest expense and amortization of debt discount									56	61	31
Income (loss) from discontinued operations before income taxes									2,347	2,518	3,153
Provision (credit) for income taxes on continuing operations									512	636	227
Income from discontinued operations, net of tax									1,835	1,882	$ 2,926
Consolidated Balance Sheet [Abstract]
Trade (net of allowance for doubtful receivables - 2018: $42; 2017: $59)	2,768				2,124				2,768	2,124
Other	773				545				773	545
Inventories	2,826				2,763				2,826	2,763
Other current assets	151				117				151	117
Investment in nonconsolidated affiliates	612				749				612	749
Other investments	2				2				2	2
Noncurrent receivables	35				54				35	54
Net property	3,014				3,043				3,014	3,043
Goodwill	7,590				7,622				7,590	7,622
Other intangible assets	1,830				2,075				1,830	2,075
Deferred income tax assets	239				169				239	169
Deferred charges and other assets	60				16				60	16
Total Assets	19,900				19,279				19,900	19,279
Notes payable	7				2				7	2
Long-term debt due within one year	4				4				4	4
Trade	1,118				1,477				1,118	1,477
Other	868				631				868	631
Income taxes payable	234				207				234	207
Accrued and other current liabilities	716				687				716	687
Long-term debt	5				8				5	8
Deferred income tax liabilities	568				741				568	741
Pension and other postretirement benefits - noncurrent	306				307				306	307
Other noncurrent obligations	662				807				662	807
Liabilities	$ 4,488				$ 4,871				$ 4,488	$ 4,871